Share-Based Compensation Plans - Unrecognized Compensation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity-settled PRSUs
Share-Based Compensation Plans
Total unrecognized compensation cost	$ 41,237,000
Weighted average recognition period	2 years
Cash-settled PRSUs
Share-Based Compensation Plans
Total unrecognized compensation cost	$ 558,000
Weighted average recognition period	1 year 3 months 18 days
Stock Options
Share-Based Compensation Plans
Total unrecognized compensation cost	$ 12,923,000
Weighted average recognition period	1 year 8 months 12 days
Tradeweb Markets LLC | Successor | Equity-settled PRSUs
Share-Based Compensation Plans
Total unrecognized compensation cost		$ 24,853,000
Weighted average recognition period		1 year 8 months 12 days
Tradeweb Markets LLC | Successor | Cash-settled PRSUs
Share-Based Compensation Plans
Total unrecognized compensation cost		$ 419,000
Weighted average recognition period		1 year 9 months 18 days
Tradeweb Markets LLC | Successor | Stock Options
Share-Based Compensation Plans
Total unrecognized compensation cost		$ 33,460,000
Weighted average recognition period		10 months 24 days